Taxation (Details 5) (CNY)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforwards	160,956,398	92,659,595
Current reserves and accruals	57,885,594	43,205,785
Depreciation and amortization	14,055,466	10,898,028
R&D credit	39,799,093	30,024,984
Others	12,076,003	22,863,742
Total deferred tax assets	284,772,554	199,652,134
Less: Valuation allowance	(220,620,764)	(75,093,072)	(86,793,131)	(51,217,697)
Total deferred tax assets net off valuation allowance	64,151,790	124,559,062
Deferred tax liabilities:
PRC withholding tax on undistributed earnings	108,206,536	86,911,299
Intangible assets arisen from business combination	26,987,012	38,695,869
Others	15,155,280	8,316,011
Total deferred tax liabilities	150,348,828	133,923,179
Net deferred tax liabilities	(86,197,038)	(9,364,117)